Fees Summary	Jan. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,060,000
Previously Paid Amount	0.00
Total Fee Amount	284.49
Total Offset Amount	0.00
Net Fee	284.49
Narrative - Max Aggregate Offering Price	$ 2,060,000
Final Prospectus	true